Share-Based Compensation - Summary of Share Based Compensation Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	¥ 919,255	¥ 3,837,913	¥ 3,486,307
General and administrative expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	809,194	3,728,421	3,341,145
Selling and marketing expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	39,771	56,975	94,640
Research and development expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	63,884	48,777	42,680
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	¥ 6,406	¥ 3,740	¥ 7,842